Asset Purchase Agreement (Details) - Schedule of purchase price of the assets - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2008
Schedule of Purchase Price of the Assets [Abstract]
In process research and development	$ 17,860	$ 3,235,317	$ 392,859	$ 200,000
Transaction costs				20,095
Total				$ 220,095